JOHN HANCOCK INVESTMENT TRUST

601 Congress Street

Boston, MA 02210

February 6, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Fundamental Large Cap Core Fund (the “Fund”)
File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

Enclosed for filing on behalf of the Fund pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 169 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 121 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to become effective February 7, 2017. The purpose of the Amendment is to incorporate comments from the Staff of the Commission on the initial filing of the Fund under Rule 485(a) of the 1933 Act and to complete the registration of Class NAV shares of the Fund. No fees are required in connection with this filing. The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary of the Trust